Goodwill and Intangible Assets - Summary of Intangible Assets of Company by Major Class (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross Carrying Amount	$ 156,535	$ 155,805
Intangible assets subject to amortization, Accumulated Amortization	(83,094)	(72,115)
Intangible assets subject to amortization, Net Carrying Amount	73,441	83,690
Customer lists and other intangibles [Member]
Schedule Of Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross Carrying Amount	138,110	137,452
Intangible assets subject to amortization, Accumulated Amortization	(72,192)	(62,235)
Intangible assets subject to amortization, Net Carrying Amount	$ 65,918	$ 75,217
Intangible assets subject to amortization, Weighted Average Useful Life (years)	16 years	16 years
Non-compete Agreements [Member]
Schedule Of Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross Carrying Amount	$ 4,659	$ 4,649
Intangible assets subject to amortization, Accumulated Amortization	(4,260)	(4,260)
Intangible assets subject to amortization, Net Carrying Amount	$ 399	$ 389
Intangible assets subject to amortization, Weighted Average Useful Life (years)	4 years	4 years
Trademarks [Member]
Schedule Of Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross Carrying Amount	$ 13,766	$ 13,704
Intangible assets subject to amortization, Accumulated Amortization	(6,642)	(5,620)
Intangible assets subject to amortization, Net Carrying Amount	$ 7,124	$ 8,084
Intangible assets subject to amortization, Weighted Average Useful Life (years)	14 years	14 years